Related Party Transactions - Additional Information (Detail) - USD ($)				3 Months Ended
	Feb. 19, 2021	Feb. 11, 2021	Dec. 31, 2020	Mar. 08, 2021
Related Party Transaction [Line Items]
Number Of Specific Trading Days For Determining Share Price				20 days
Total Number Of Trading Days For Determining The Share Price				30 days
Waiting Time After Which Share Price Is Considered				150 days
Due to related parties				$ 128,629
Due to affiliates				$ 128,628
Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding				11,500,000
Sale of Stock, Percentage of Ownership after Transaction				20.00%
Waiting Time After Which Share Price Is Considered			150 days
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Working Capital Loans Convertible Into Equity Warrants Value				$ 1,500,000
Debt instrument conversion price per share				$ 1.50
Working capital loans related party				$ 0
Due to related parties				$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount			$ 250,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 7,187,500
Stock Issued During Period, Shares, Issued for Services			25,000
Sale of Stock, Price Per Share			$ 0.003
Stock Issued During Period, Shares, Stock Splits	2,875,000	1,437,500
Common Stock, Shares, Outstanding	11,500,000	8,625,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	1,500,000
Lock in period of shares			1 year	1 year
Share Price			$ 12.00	$ 12.00
Number Of Specific Trading Days For Determining Share Price			20 days
Total Number Of Trading Days For Determining The Share Price			30 days